					Origination Values						AVM Values				Desk Review Values				CDA Review Values				Field Review Values				2nd Field Review Values				2055 Values					Updated Values
ALT ID Number	Seller Loan Number	Client Loan Number	OPB	Sale Price	Appraised Value	Appraisal Type	Appraisal Date	Second Appraisal Value	Second Appraisal Type	Second Appraisal Date	Value	Variance Amount	Variance (%)	Valuation Date	Value	Variance Amount	Variance (%)	Valuation Date	Value	Variance Amount	Variance (%)	Valuation Date	Value	Variance Amount	Variance (%)	Valuation Date	Value	Variance Amount	Variance (%)	Valuation Date	Value	Variance Amount	Variance (%)	Valuation Date	Valuation Utilized for LTV	Value	Variance Amount	Variance (%)	Valuation Date
66420260605001	XXXX	XXXX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	1004 Full Appraisal Report	XX-XX-XXXX												$XX,XXX.XX		0.00%	XX-XX-XXXX													$XX,XXX.XX
66420260605002	XXXX	XXXX	$XX,XXX.XX		$XX,XXX.XX	1004 Full Appraisal Report	XX-XX-XXXX												$XX,XXX.XX		0.00%	XX-XX-XXXX													$XX,XXX.XX
66420260605003	XXXX	XXXX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	1004 Full Appraisal Report	XX-XX-XXXX												$XX,XXX.XX		0.00%	XX-XX-XXXX													$XX,XXX.XX
66420260605004	XXXX	XXXX	$XX,XXX.XX		$XX,XXX.XX	1004 Full Appraisal Report	XX-XX-XXXX																$XX,XXX.XX		0.00%	XX-XX-XXXX									$XX,XXX.XX
66420260605005	XXXX	XXXX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	1004 Full Appraisal Report	XX-XX-XXXX												$XX,XXX.XX		0.00%	XX-XX-XXXX													$XX,XXX.XX
66420260605006	XXXX	XXXX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	1004 Full Appraisal Report	XX-XX-XXXX												$XX,XXX.XX		0.00%	XX-XX-XXXX													$XX,XXX.XX
66420260605007	XXXX	XXXX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	1004 Full Appraisal Report	XX-XX-XXXX				$XX,XXX.XX		XX.XX%	XX-XX-XXXX					$XX,XXX.XX		0.00%	XX-XX-XXXX													$XX,XXX.XX
66420260605008	XXXX	XXXX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	1004 Full Appraisal Report	XX-XX-XXXX												$XX,XXX.XX	$XX,XXX.XX	XX.XX%	XX-XX-XXXX													$XX,XXX.XX
66420260605009	XXXX	XXXX	$XX,XXX.XX		$XX,XXX.XX	1004 Full Appraisal Report	XX-XX-XXXX												$XX,XXX.XX		0.00%	XX-XX-XXXX													$XX,XXX.XX
66420260605010	XXXX	XXXX	$XX,XXX.XX		$XX,XXX.XX	1004 Full Appraisal Report	XX-XX-XXXX												$XX,XXX.XX		0.00%	XX-XX-XXXX													$XX,XXX.XX
66420260605011	XXXX	XXXX	$XX,XXX.XX		$XX,XXX.XX	1004 Full Appraisal Report	XX-XX-XXXX												$XX,XXX.XX		0.00%	XX-XX-XXXX													$XX,XXX.XX
66420260605012	XXXX	XXXX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	1004 Full Appraisal Report	XX-XX-XXXX												$XX,XXX.XX		0.00%	XX-XX-XXXX													$XX,XXX.XX
66420260605013	XXXX	XXXX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	1004 Full Appraisal Report	XX-XX-XXXX												$XX,XXX.XX		0.00%	XX-XX-XXXX													$XX,XXX.XX
66420260605014	XXXX	XXXX	$XX,XXX.XX		$XX,XXX.XX	1004 Full Appraisal Report	XX-XX-XXXX												$XX,XXX.XX		0.00%	XX-XX-XXXX													$XX,XXX.XX
66420260605015	XXXX	XXXX	$XX,XXX.XX		$XX,XXX.XX	1004 Full Appraisal Report	XX-XX-XXXX												$XX,XXX.XX		0.00%	XX-XX-XXXX													$XX,XXX.XX
66420260605016	XXXX	XXXX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	1004 Full Appraisal Report	XX-XX-XXXX												$XX,XXX.XX		0.00%	XX-XX-XXXX													$XX,XXX.XX

ALT ID Number	Loan Number	Channel	Rate Lock Date	Application Date	Borrower Employment Indicator	Co Borrower Employment Indicator	Borrower Citizenship Indicator	Co Borrower Citizenship Indicator	Residual Income	Points And Fees	Points And Fees Without Reductions	APR	Qualifying Interest Rate	Average Prime Offer Rate	GSE Eligibility	Opus QM ATR Status	S&P QM ATR Status	Fitch QM ATR Status	Moodys QM ATR Status	TRID	Client Loan Number
66420260605001	XXXX	Retail	XX-XX-XXXX	XX-XX-XXXX	Employed	Unemployed	US	US	$XX,XXX.XX	7000	7000	0.04131	0.04	3.99	No	QM/Non-HPML	QM/Non-HPML	SHQM	QM Safe Harbor	Yes	XXXXX
66420260605002	XXXX	Retail	XX-XX-XXXX	XX-XX-XXXX	Employed		US		$XX,XXX.XX	1000	1000	0.04282	0.0425	3.99	No	QM/Non-HPML	QM/Non-HPML	SHQM	QM Safe Harbor	Yes	XXXXX
66420260605003	XXXX	Retail	XX-XX-XXXX	XX-XX-XXXX	Employed	Unemployed	US	US	$XX,XXX.XX	1617.8	1617.8	0.04393	0.04375	4.19	No	QM/Non-HPML	QM/Non-HPML	SHQM	QM Safe Harbor	Yes	XXXXX
66420260605004	XXXX	Retail	XX-XX-XXXX	XX-XX-XXXX	Employed	Employed	US	US	$XX,XXX.XX	1148	1148	0.04544	0.045	4.44	No	QM/Non-HPML	QM/Non-HPML	SHQM	QM Safe Harbor	Yes	XXXXX
66420260605005	XXXX	Retail	XX-XX-XXXX	XX-XX-XXXX	Employed		US		$XX,XXX.XX	1301.95	1301.95	0.04515	0.045	4.44	No	QM/Non-HPML	QM/Non-HPML	SHQM	QM Safe Harbor	Yes	XXXXX
66420260605006	XXXX	Retail	XX-XX-XXXX	XX-XX-XXXX	Employed	Employed	US	US	$XX,XXX.XX	245.51	245.51	0.04367	0.04375	4.47	No	QM/Non-HPML	QM/Non-HPML	SHQM	QM Safe Harbor	Yes	XXXXX
66420260605007	XXXX	Retail	XX-XX-XXXX	XX-XX-XXXX	Employed	Employed	US	US	$XX,XXX.XX	1290	1290	0.04409	0.04375	4.5	No	QM/Non-HPML	QM/Non-HPML	SHQM	QM Safe Harbor	Yes	XXXXX
66420260605008	XXXX	Retail	XX-XX-XXXX	XX-XX-XXXX	Employed		US		$XX,XXX.XX	895	895	0.04528	0.045	4.5	No	QM/Non-HPML	QM/Non-HPML	SHQM	QM Safe Harbor	Yes	XXXXX
66420260605009	XXXX	Retail	XX-XX-XXXX	XX-XX-XXXX	Employed	Employed	US	US	$XX,XXX.XX	6395	6395	0.04213	0.04125	4.5	No	QM/Non-HPML	QM/Non-HPML	SHQM	QM Safe Harbor	Yes	XXXXX
66420260605010	XXXX	Retail	XX-XX-XXXX	XX-XX-XXXX	Employed	Employed	US	US	$XX,XXX.XX	950	950	0.04525	0.045	4.48	No	QM/Non-HPML	QM/Non-HPML	SHQM	QM Safe Harbor	Yes	XXXXX
66420260605011	XXXX	Retail	XX-XX-XXXX	XX-XX-XXXX	Employed		US		$XX,XXX.XX	1732.7	1732.7	0.04413	0.04375	4.48	No	QM/Non-HPML	QM/Non-HPML	SHQM	QM Safe Harbor	Yes	XXXXX
66420260605012	XXXX	Retail	XX-XX-XXXX	XX-XX-XXXX	Employed	Unemployed	US	US	$XX,XXX.XX	3318.15	3318.15	0.04702	0.04625	4.44	No	QM/Non-HPML	QM/Non-HPML	SHQM	QM Safe Harbor	Yes	XXXXX
66420260605013	XXXX	Retail	XX-XX-XXXX	XX-XX-XXXX	Employed	Employed	US	US	$XX,XXX.XX	928	928	0.04401	0.04375	4.45	No	QM/Non-HPML	QM/Non-HPML	SHQM	QM Safe Harbor	Yes	XXXXX
66420260605014	XXXX	Retail	XX-XX-XXXX	XX-XX-XXXX	Employed	Employed	US	US	$XX,XXX.XX	3648.13	3648.13	0.04551	0.045	4.45	No	QM/Non-HPML	QM/Non-HPML	SHQM	QM Safe Harbor	Yes	XXXXX
66420260605015	XXXX	Retail	XX-XX-XXXX	XX-XX-XXXX	Employed	Retired	US	US	$XX,XXX.XX	7472.5	7472.5	0.04463	0.04375	4.45	No	QM/Non-HPML	QM/Non-HPML	SHQM	QM Safe Harbor	Yes	XXXXX
66420260605016	XXXX	Retail	XX-XX-XXXX	XX-XX-XXXX	Employed	Employed	US	US	$XX,XXX.XX	1000	1000	0.04687	0.04625	4.62	No	QM/Non-HPML	QM/Non-HPML	SHQM	QM Safe Harbor	Yes	XXXXX

ALT ID Number	Loan Number	Client Loan Number	Final Rating	Credit Rating	Compliance Rating	Property Rating	S&P Initial Rating	S&P Final Rating	S&P Initial Credit Rating	S&P Final Credit Rating	S&P Initial Compliance Rating	S&P Final Compliance Rating	S&P Initial Property Rating	S&P Final Property Rating	Fitch Initial Rating	Fitch Final Rating	Fitch Initial Credit Rating	Fitch Final Credit Rating	Fitch Initial Compliance Rating	Fitch Final Compliance Rating	Fitch Initial Property Rating	Fitch Final Property Rating	Moodys Initial Rating	Moodys Final Rating	Moodys Initial Credit Rating	Moodys Final Credit Rating	Moodys Initial Compliance Rating	Moodys Final Compliance Rating	Moodys Initial Property Rating	Moodys Final Property Rating	Kroll Initial Rating	Kroll Final Rating	Kroll Initial Credit Rating	Kroll Final Credit Rating	Kroll Initial Compliance Rating	Kroll Final Compliance Rating	Kroll Initial Property Rating	Kroll Final Property Rating	DBRS Initial Rating	DBRS Final Rating	DBRS Initial Credit Rating	DBRS Final Credit Rating	DBRS Initial Compliance Rating	DBRS Final Compliance Rating	DBRS Initial Property Rating	DBRS Final Property Rating
66420260605001	XXXX	XXXX	2	1	2	1	D	B	D	A	D	B	A	A	D	B	D	A	D	B	A	A	D	B	D	A	D	B	A	A	D	B	D	A	D	B	A	A	D	B	D	A	D	B	A	A
66420260605002	XXXX	XXXX	1	1	1	1	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A
66420260605003	XXXX	XXXX	2	1	2	1	D	B	A	A	D	B	A	A	D	B	A	A	D	B	A	A	D	B	A	A	D	B	A	A	D	B	A	A	D	B	A	A	D	B	A	A	D	B	A	A
66420260605004	XXXX	XXXX	2	1	2	1	D	B	D	A	D	B	A	A	D	B	D	A	D	B	A	A	D	B	D	A	D	B	A	A	D	B	D	A	D	B	A	A	D	B	D	A	D	B	A	A
66420260605005	XXXX	XXXX	1	1	1	1	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A
66420260605006	XXXX	XXXX	2	1	2	1	D	B	D	A	D	B	A	A	D	B	D	A	D	B	A	A	D	B	D	A	D	B	A	A	D	B	D	A	D	B	A	A	D	B	D	A	D	B	A	A
66420260605007	XXXX	XXXX	2	1	2	1	D	B	D	A	D	B	A	A	D	B	D	A	D	B	A	A	D	B	D	A	D	B	A	A	D	B	D	A	D	B	A	A	D	B	D	A	D	B	A	A
66420260605008	XXXX	XXXX	1	1	1	1	D	A	D	A	D	A	A	A	D	A	D	A	D	A	A	A	D	A	D	A	D	A	A	A	D	A	D	A	D	A	A	A	D	A	D	A	D	A	A	A
66420260605009	XXXX	XXXX	2	1	2	1	D	B	D	A	D	B	A	A	D	B	D	A	D	B	A	A	D	B	D	A	D	B	A	A	D	B	D	A	D	B	A	A	D	B	D	A	D	B	A	A
66420260605010	XXXX	XXXX	1	1	1	1	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A
66420260605011	XXXX	XXXX	2	1	2	1	D	B	D	A	D	B	A	A	D	B	D	A	D	B	A	A	D	B	D	A	D	B	A	A	D	B	D	A	D	B	A	A	D	B	D	A	D	B	A	A
66420260605012	XXXX	XXXX	2	1	2	1	D	B	D	A	B	B	A	A	D	B	D	A	B	B	A	A	D	B	D	A	B	B	A	A	D	B	D	A	B	B	A	A	D	B	D	A	B	B	A	A
66420260605013	XXXX	XXXX	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
66420260605014	XXXX	XXXX	1	1	1	1	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A
66420260605015	XXXX	XXXX	2	1	2	1	D	B	A	A	D	B	A	A	D	B	A	A	D	B	A	A	D	B	A	A	D	B	A	A	D	B	A	A	D	B	A	A	D	B	A	A	D	B	A	A
66420260605016	XXXX	XXXX	1	1	1	1	D	A	D	A	D	A	A	A	D	A	D	A	D	A	A	A	D	A	D	A	D	A	A	A	D	A	D	A	D	A	A	A	D	A	D	A	D	A	A	A

ALT ID Number	Seller Loan ID	Client Loan Number	Loan Status	Originator QM/ATR Status	TPR QM/ATR Status	Finding Group	Status	Moodys Final Exception Grade	Fitch Final Exception Grade	SP Final Exception Grade	Kroll Final Exception Grade	DBRS Final Exception Grade	Category	Finding Name	Initial Comment	Client/Seller Reponse Comments	Conclusion Comment	Waiver Or Exception	Waiver Or Exception Made By	Compensating Factors Merged	General Comments
66420260605001	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	General Credit Exception
If condition documentation is not provided by <45 days from note date>, the purchase of this loan will require a written explanation for the delay and verification of an acceptable payment/disbursement history.
																	6/1/2018 Payment history provided. Condition cleared. 5/31/2018 LOE provided. Please also provide payment history. Condition maintained.			Years in Field 12 years same field FICO is higher than guideline minimum 765 FICO > 680 minimum required DTI is lower than guideline maximum 34.69% DTI < 43% max
66420260605001	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Document Error	The Mortgage for the subject property includes a PUD Rider. The appraisal indicates the subject property is not a PUD. Please provided corrected Mortgage.		5/24/2018: Proof of Re-Record removing the PUD Rider provided. Condition cleared.			Years in Field 12 years same field FICO is higher than guideline minimum 765 FICO > 680 minimum required DTI is lower than guideline maximum 34.69% DTI < 43% max
66420260605001	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	This loan is aged > 90 days from the date of the Note. Please provide appraisal update.		6/4/2018 Appraisal update provided. Condition cleared.			Years in Field 12 years same field FICO is higher than guideline minimum 765 FICO > 680 minimum required DTI is lower than guideline maximum 34.69% DTI < 43% max
66420260605001	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	1008 indicates the subject property is a PUD. The appraisal reflects the subject property is not a PUD. Please provided updated 1008.		4/18/2018 Updated 1008 provided. Condition cleared.			Years in Field 12 years same field FICO is higher than guideline minimum 765 FICO > 680 minimum required DTI is lower than guideline maximum 34.69% DTI < 43% max
66420260605001	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Initial Escrow Account Disclosure
The Initial Deposit shown on the Initial Escrow Account Disclosure does not match the Initial Escrow Payment at Closing shown in section G of the Final CD. Please provide an updated Initial Escrow Account Disclosure.
																	5/30/2018 IEAD provided with the correct initial deposit. Condition cleared.			Years in Field 12 years same field FICO is higher than guideline minimum 765 FICO > 680 minimum required DTI is lower than guideline maximum 34.69% DTI < 43% max
66420260605001	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																	4/16/2018 LOE provided indicating a credit report fee was not charged in the subject transaction. Condition cleared.			Years in Field 12 years same field FICO is higher than guideline minimum 765 FICO > 680 minimum required DTI is lower than guideline maximum 34.69% DTI < 43% max
66420260605001	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	The final CD is missing the payee for Title-Lender's Title Insurance and Title-Title Insurance Services in section C and Title-Owner's Title Insurance in section H.		Non-material per SFIG guidance, loan will be graded a B for all agencies			Years in Field 12 years same field FICO is higher than guideline minimum 765 FICO > 680 minimum required DTI is lower than guideline maximum 34.69% DTI < 43% max
66420260605001	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA provided in the loan file is incomplete. Please provide complete CDA report.		4.19.18: photos are not required4/16/2018 CDA provided is only 14 pages and is missing photos of subject and comparable photos and details. Please provide full CDA report.			Years in Field 12 years same field FICO is higher than guideline minimum 765 FICO > 680 minimum required DTI is lower than guideline maximum 34.69% DTI < 43% max
66420260605002	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	General Compliance Exception	N/A		N/A
66420260605003	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
There is no Flood Certification or Credit Report fee charged in section B of the final Closing Disclosure despite a credit report and flood cert ordered in file.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
66420260605003	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Missing borrower’s documented Intent to Proceed			n/a SFIG
66420260605003	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing seller’s Closing Disclosure	Missing Seller's Closing Disclosure		5/17/2018 Seller information included in final CD. Condition cleared.
66420260605004	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Correspondent wiring instructions	The Correspondent Wire Instructions are missing from the loan file.		4/26/2018 Wiring instructions provided. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.86% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.39% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801

66420260605004	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)			duplicate
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.86% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.39% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801

66420260605004	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Considered a non-material finding. Loan will be graded a B for all agencies.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.86% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.39% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801

66420260605004	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Total of Payments is not accurate			n/a SFIG
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.86% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.39% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801

66420260605004	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Both the Initial and Funding CD is missing from the loan file. No Cure - Missing document not provided.		4/26/2018 Missing CD document provided. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.86% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.39% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801

66420260605004	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		Field review in file. Condition rescinded.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 68.86% DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.39% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801

66420260605005	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	Evidence of insurance for departing residence and property #2 on the final application not provided. Evidence of Taxes for Property #2 and #3 on the final application not provided.		05.09.2018 - evidence provided. this finding has been Cleared
FICO is higher than guideline minimum FICO 789 higher than required 680 Reserves are higher than guideline minimum Excess of $19,382.16 of required reserves. DTI is lower than guideline maximum DTI 24.00 lower that QM of 43%

66420260605005	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.			n/a
FICO is higher than guideline minimum FICO 789 higher than required 680 Reserves are higher than guideline minimum Excess of $19,382.16 of required reserves. DTI is lower than guideline maximum DTI 24.00 lower that QM of 43%

66420260605005	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Closing Costs Disclosure under Costs at Closing section (Page 1) do not match Closing Costs details (Page 2)			n/a
FICO is higher than guideline minimum FICO 789 higher than required 680 Reserves are higher than guideline minimum Excess of $19,382.16 of required reserves. DTI is lower than guideline maximum DTI 24.00 lower that QM of 43%

66420260605006	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Evidence of Self Employment
The loan co-application indicated that the borrower was self-employed for 19.17 years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrower’s business, rendering the subject mortgage ineligible for delivery to the investor.  This is required for the loan to qualify as QM.
5/4/2018 Co-Borrower income was not used to qualify. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with over 12 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.89% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800

66420260605006	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Bonus Income 50% or greater than borrowers salary			n/a
Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with over 12 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.89% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800

66420260605006	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage
The loan co-application indicated that the borrower was self-employed for 19.17 years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrower’s business, rendering the subject mortgage ineligible for delivery to the investor.
5/4/2018 Co-Borrower income was not used to qualify. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with over 12 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.89% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800

66420260605006	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	The transfer tax listed in section H of the final CD should be moved in Section E. The sellers title fees were also listed in section H when they should have been listed in section B.		Non-material, this will be graded as a "B".
Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with over 12 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.89% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800

66420260605007	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of HOA Fees
Missing HOA INFO –missing required information for monthly amount and status of payments.  Subject property HOA guidelines require name of association or management company, contact information including phone number and email if available evidence of current status of dues and information pertaining to the amount and frequency of dues.
5/22/2018 HOA contact information provided. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.28% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies over 99 months payment history with no late payments reported

66420260605007	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Correspondent wiring instructions	Missing Correspondent wiring instructions.		5/23/2018: Wiring instructions provided. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.28% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies over 99 months payment history with no late payments reported

66420260605007	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report and flood cert in the file. The Credit Report fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
05/13/2018: This finding is deemed non-material and rated an B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.28% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies over 99 months payment history with no late payments reported

66420260605007	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	na		na
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.28% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies over 99 months payment history with no late payments reported

66420260605007	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Total of Payments is not accurate	na		na
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.28% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies over 99 months payment history with no late payments reported

66420260605008	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing AUS results	Missing AUS results		5/8/2018 DU provided in Clean Room. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 263.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.89%

66420260605008	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	Missing Third Party Fraud Tool. Needing complete Fraud report dated 4/20/18. Only 2 pages provided
5/9/2018 Fraud report provided with required searches. Condition cleared.       5/8/2018 Fraud report provided is missing participant search results for the appraiser. Please provide updated fraud report including all required participant searches. Condition maintained.

Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 263.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.89%

66420260605008	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	General Compliance Exception	N/A		N/A
Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 263.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.89%

66420260605008	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Loan Late Charge Parameters Exceeds State Thresholds	N/A		N/A
Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 263.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.89%

66420260605008	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Total of Payments is not accurate	N/A		N/A
Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 263.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.89%

66420260605009	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Correspondent wiring instructions	Missing Correspondent wiring instructions		5/4/2018 Wiring instructions provided. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.41% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 40.40 months reserves

66420260605009	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in Section B of the final Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material, this will be graded as a "B".
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.41% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 40.40 months reserves

66420260605009	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The initial CD is missing from the loan file. No Cure - Missing document not provided.		5/4/2018 Initial CD provided. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.41% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 40.40 months reserves

66420260605009	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	General Compliance Exception	N/A		N/A
66420260605011	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	Missing most recent and complete Third Party Fraud Tool that corresponds with correct loan participant searches obtained, missing exclusionary search for Appraiser.
5/10/2018 Fraud report provided includes required searches. Condition cleared.  5/10/2018 Fraud report provided is missing search results for the appraiser. Please provide updated full Data Verify report including all required participant searches. Condition maintained.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 787 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.70%

66420260605011	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Correspondent wiring instructions	Missing Correspondent wiring instructions		5/10/2018 Wiring instructions provided. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 787 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.70%

66420260605011	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Non-material, will be graded as a "B."
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 787 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.70%

66420260605011	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Credit Report and Flood Certification Fees were not reflected in Section B of the final Closing Disclosure despite evidence of a credit report and flood certificate in the file. The Credit Report and Flood Certification Fees should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material, will be graded as a "B."
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 787 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.70%

66420260605011	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XX,XXX.XX a month vs. the calculated value of $XX,XXX.XX a month. The lender used the incorrect amount of $XX,XXX.XX for the  HOA vs. the actual amount of $98. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
5/10/2018 Post close CD and LOE provided. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 787 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.70%

66420260605012	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Occupation and Employer Information	n/a		n/a			LTV is lower than guideline maximum 71.35% LTV < 80% Max per guides No Rental Lates VOR reflects no late payments FICO is higher than guideline minimum FICO 785 > 680 minimum per guides
66420260605012	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of the monthly HOA dues and the dues status as required per the lender.		4/30/2018 HOA information provided. Condition cleared.			LTV is lower than guideline maximum 71.35% LTV < 80% Max per guides No Rental Lates VOR reflects no late payments FICO is higher than guideline minimum FICO 785 > 680 minimum per guides
66420260605012	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing LOE
Per VOE in file borrower 1 recently returned from a leave of absence, missing LOX form borrower for the leave of absence and how long the leave was for. This is required for the loan to qualify for QM.
																	5/1/2018 LOE provided. Condition cleared.			LTV is lower than guideline maximum 71.35% LTV < 80% Max per guides No Rental Lates VOR reflects no late payments FICO is higher than guideline minimum FICO 785 > 680 minimum per guides
66420260605012	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	The Parcel number does not match from the appraisal to the mortgage due to loan being a new construction.		5/7/2018 Updated appraisal provided. Condition cleared.			LTV is lower than guideline maximum 71.35% LTV < 80% Max per guides No Rental Lates VOR reflects no late payments FICO is higher than guideline minimum FICO 785 > 680 minimum per guides
66420260605012	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing the Affiliated Business Disclosure.		non-material, this will be graded as a "B".			LTV is lower than guideline maximum 71.35% LTV < 80% Max per guides No Rental Lates VOR reflects no late payments FICO is higher than guideline minimum FICO 785 > 680 minimum per guides
66420260605012	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Ability to Repay Non-Compliant: Missing evidence that lender verified the borrower(s) employment in qualification	n/a		N/A			LTV is lower than guideline maximum 71.35% LTV < 80% Max per guides No Rental Lates VOR reflects no late payments FICO is higher than guideline minimum FICO 785 > 680 minimum per guides
66420260605012	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Total of Payments is not accurate	n/a		N/A			LTV is lower than guideline maximum 71.35% LTV < 80% Max per guides No Rental Lates VOR reflects no late payments FICO is higher than guideline minimum FICO 785 > 680 minimum per guides
66420260605013	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XX,XXX.XX with 100% replacement cost up to $XX,XXX.XX.  The loan amount is $XX,XXX.XX which leaves a shortage of hazard insurance coverage for  $XX,XXX.XX . A cost estimator from the insurer was not provided. "
5/25/2018: Hazard insurance policy reflects coverage is equal to the estimated replacement cost of the dwelling. Coverage sufficient. Condition rescinded.
Reserves are higher than guideline minimum UW guides require reserves of 9 months , loan qualifies with 53 months reserves  FICO is higher than guideline minimum UW guides requires FICO of 680, loan qualifies with FICO of 767 No Mortgage Lates UW guide requires 0x30 lates wihtin the most recent 24 months reviewed, loan qualfies with 0x30 lates with 99 months reviewed on the credit report.

66420260605013	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.			n/a
Reserves are higher than guideline minimum UW guides require reserves of 9 months , loan qualifies with 53 months reserves  FICO is higher than guideline minimum UW guides requires FICO of 680, loan qualifies with FICO of 767 No Mortgage Lates UW guide requires 0x30 lates wihtin the most recent 24 months reviewed, loan qualfies with 0x30 lates with 99 months reviewed on the credit report.

66420260605013	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	General Compliance Exception	N/A		N/A
66420260605014	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Certificate in the file. The Flood Certificate Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
This finding is not material and will be graded a B for all agencies
66420260605016	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Missing HOA information for HOA company name, contact name and email or number, monthly amount and dues status.		6/25/2018 HOA information provided. Condition cleared.
No Mortgage Lates 43 months verified not late on previous OO home FICO is higher than guideline minimum 790 FICO higher than 680 FICO MIN DTI is lower than guideline maximum DTI 35.63% lower than 43% DTI MAX

66420260605016	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Correspondent wiring instructions	Missing Wiring instructions from the originator.		6/22/2018 Wiring instructions provided. Condition cleared.
No Mortgage Lates 43 months verified not late on previous OO home FICO is higher than guideline minimum 790 FICO higher than 680 FICO MIN DTI is lower than guideline maximum DTI 35.63% lower than 43% DTI MAX

66420260605016	XXXX	XXXX	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	General Compliance Exception	N/A		N/A
No Mortgage Lates 43 months verified not late on previous OO home FICO is higher than guideline minimum 790 FICO higher than 680 FICO MIN DTI is lower than guideline maximum DTI 35.63% lower than 43% DTI MAX

ALT ID Number	Loan #	Client Loan Number	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
66420260605001	XXXX	XXXX	Application Date	Per Data	Per Tape	Tape Data reflects Note Date.
66420260605001	XXXX	XXXX	DTI	28.54%	34.69%	1008 DTI is 34.685%, Audit matches DTI in file.
66420260605001	XXXX	XXXX	Property Type	PUD	Single Family Detached	Tape reflects the subject is SFR, not PUD.
66420260605002	XXXX	XXXX	DTI	22.07%	27.33%	Audit included all debts from credit.
66420260605003	XXXX	XXXX	DTI	23.78%	24.40%	1008 and AUS DTI 24.40% Audit matches 1008 and AUS in file.
66420260605004	XXXX	XXXX	DTI	22.68%	29.39%	Tape value is Housing Ratio
66420260605005	XXXX	XXXX	DTI	5.99%	24.00%	DTI on Tape is for Primary Housing Expense, not Total Obligations
66420260605005	XXXX	XXXX	FICO	0	789	Audit utilized lowest of the middle of the 3 scores.
66420260605005	XXXX	XXXX	Self Employed	No	Yes	Distribution payments - not wage
66420260605006	XXXX	XXXX	DTI	32.95%	37.14%	1008 DTI 37.146% Lender used estimated taxes and insurance figures. Audit used actual figures based on documentation in the loan file
66420260605006	XXXX	XXXX	FICO	0	800	• Audit utilized the lower of the mid score for both borrowers’
66420260605006	XXXX	XXXX	Self Employed	No	Yes	The Co-borrower is self employed
66420260605003	XXXX	XXXX	DTI	17.66%	26.28%	1008 DTI 26.868%. Audit monthly debt figures are based on the most recent credit report in the loan file. Lender used duplicate debt which was deleted from report and higher balances/payments.
66420260605008	XXXX	XXXX	DTI	17.19%	33.34%	Tape DTI was housing DTI per 1008
66420260605009	XXXX	XXXX	Application Date	Per Data	Per Tape	Tape Data reflects Note Date.
66420260605009	XXXX	XXXX	DTI	13.63%	15.41%	Tape DTI was housing DTI per 1008
66420260605010	XXXX	XXXX	CLTV	76.84%	76.83%	1st lien of $XX,XXX.XX/ Value of $XX,XXX.XX = CLTV of 33.32%
66420260605010	XXXX	XXXX	DTI	7.17%	33.32%	1008 DTI is 33.32%, Audit matches 1008 in file.
66420260605010	XXXX	XXXX	LTV	76.84%	76.83%	Loan amount taken from note.
66420260605011	XXXX	XXXX	DTI	34.46%	34.70%	Tape DTI was housing DTI per 1008
66420260605011	XXXX	XXXX	FICO	0	787	median FICO per cbr in file
66420260605011	XXXX	XXXX	Loan Purpose	Refi Cash Out	Refi Rate/Term	Borrower Receiving < 2% or $2,000
66420260605012	XXXX	XXXX	Application Date	Per Data	Per Tape	Tape Data reflects Note Date.
66420260605012	XXXX	XXXX	DTI	27.23%	38.22%	Audit matches lenders DTI.
66420260605013	XXXX	XXXX	CLTV	70.00%	69.57%	DU in file matches audit for loan amount and purchase price, no DTI Discrepancy.
66420260605013	XXXX	XXXX	DTI	25.20%	34.93%	DU in file reflects 34.93% DTI, matching audit. Tape Data reflects Front end DTI.
66420260605013	XXXX	XXXX	FICO	0	767	Auditor used the lessor of the two middles scores from both borrowers.
66420260605013	XXXX	XXXX	LTV	70.00%	69.57%	DU in file matches audit for loan amount and purchase price, no DTI Discrepancy.
66420260605014	XXXX	XXXX	DTI	19.53%	26.93%	Tape DTI was housing DTI per 1008
66420260605015	XXXX	XXXX	CLTV	0.76%	75.70%	Audit matches DU Loan Amount and Appraised Value, no discrepancy.
66420260605015	XXXX	XXXX	DTI	0.41%	41.86%	1008 DTI is 41.86%, Audit matches
66420260605015	XXXX	XXXX	Interest Rate	0.044%	4.375%	Interest rate taken from note
66420260605015	XXXX	XXXX	LTV	0.76%	75.70%	Audit matches DU Loan Amount and Appraised Value, no discrepancy.
66420260605016	XXXX	XXXX	DTI	13.94%	35.63%	Tape use DTI for Primary Housing Expense - Audit used Total Obligations, higher than lender due to income variations